Revenue - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	$ 138,032	$ 81,402
Provided for during the year	47,657	101,302
Released during the year	(80,734)	(47,594)
Translation differences and other	(6,304)	2,922
Ending balance, contract liabilities	98,651	138,032
Current contract liabilities	37,649	74,879
Non-current contract liabilities	61,002	63,153
Deferred revenue - extended service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	47,505	39,856
Provided for during the year	27,295	30,811
Released during the year	(25,672)	(23,917)
Translation differences and other	(2,037)	755
Ending balance, contract liabilities	47,091	47,505
Current contract liabilities	23,649	22,150
Non-current contract liabilities	23,442	25,355
Deferred revenue - connected services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	39,565	28,511
Provided for during the year	14,567	14,469
Released during the year	(6,656)	(4,973)
Translation differences and other	(3,734)	1,558
Ending balance, contract liabilities	43,742	39,565
Current contract liabilities	7,348	6,135
Non-current contract liabilities	36,394	33,430
Deferred revenue - operating leases & other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance, contract liabilities	50,962	13,035
Provided for during the year	5,795	56,022
Released during the year	(48,406)	(18,704)
Translation differences and other	(533)	609
Ending balance, contract liabilities	7,818	50,962
Current contract liabilities	6,652	46,594
Non-current contract liabilities	$ 1,166	$ 4,368